Borrowings	12 Months Ended
Dec. 31, 2018
Long Term Borrowings [Abstract]
Borrowings

12. Borrowings

Borrowings consist of the following:

	December 31, 2017	December 31, 2018
Short-term borrowing	28,787	1,870,000
Current portion of long-term borrowings	—	198,852
Long-term borrowings:
Bank loan	454,901	766,592
Loan from joint investor	187,500	401,420
Total	671,188	3,236,864

As of December 31, 2017, we obtained two short-term borrowings of RMB28,787 in aggregate. The annual interest rate of these borrowings is approximately 4.57% to 4.87%.

As of December 31, 2018, we obtained short-term borrowings from ten banks of RMB1,870,000 in aggregate collateralized by bank deposit of RMB1,375,000 classified as short-term investment provided by one of our wholly-owned subsidiaries. The annual interest rate of these borrowings is approximately 4.35% to 5.22%.

On May 17, 2017, the Group entered into a secured loan agreement with the Bank of Nanjing of a facility amount of RMB685,000 with a maturity date of May 17, 2022. As of December 31, 2017 and 2018, the aggregated draw amounted to RMB454,901 and RMB674,279, respectively. The annual interest rate of these borrowings is approximately 4.75% to 5.80%. The loan was guaranteed by Nanjing Xingzhi as an incentive for XPT NJES to continue doing business in the respective region. There is no restrictive financial covenants attached to the loan.

On September 28, 2017, the Group entered into a loan agreement with China Merchants Bank of a facility amount of RMB200,000 with a maturity date of September 27, 2019.   As of December 31, 2018, the aggregated draw amounted to RMB99,500 subject to a floating interest of 10% to 18% above the benchmark interest rate of three-year RMB loan announced by PBOC.

On February 2, 2018, the Group entered into a loan agreement with China CITIC Bank of a principal of RMB50,000 with a maturity date of February 1, 2021. As of December 31, 2018, the aggregated draw amounted to RMB49,750 subject to a floating interest rate of 10% above the average quoted interest rate of one-year RMB loan announced by the National Interbank Funding Center.

On May 14, 2018, the Group entered into a loan agreement with Bank of Shanghai of a facility amount of RMB1,500,000 with a maturity date of December 15, 2025. As of December 31, 2018, the aggregated draw amounted to RMB27,000 subject to a floating interest rate of 20% above the benchmark interest rate of five-year RMB loan announced by PBOC. On August 17, 2018, the Group entered into a loan agreement with China CITIC Bank of a principal of RMB50,000 with a maturity date of March 7, 2021. As of December 31, 2018, the aggregated draw amounted to RMB50,000 subject to a floating interest rate of 26% above the average quoted interest rate of one-year RMB loan announced by the National Interbank Funding Center.

On November 30, 2018, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB5,200 with a maturity date of November 30, 2021. As of December 31, 2018, the aggregated draw amounted to RMB5,115 subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On December 20, 2018, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB19,800 with a maturity date of November 30, 2021. The loan is subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On December 24, 2018, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB40,000 with a maturity date of November 30, 2021. The loan is subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On September 7, 2016, the Group entered into a joint investment agreement with Nanjing Xingzhi Technology Industry Development Co., Ltd (“Nanjing Xingzhi”, formerly known as Nanjing Zijin (New Harbor) Technology Entrepreneurial Special Community Construction Development Co., Ltd). Nanjing Xingzhi invested in XPT NJES, a subsidiary of the Group, with a contribution of RMB37,500. According to the agreement, the annual rate of return on investment of Nanjing Xingzhi equals the benchmark interest rate of one-year RMB loan announced by PBOC. Given Nanjing Xingzhi does not bear the risk of the losses and only entitles to fixed interest income, the Group regarded it a loan in substance and recorded it in liability with the interest expenses amortized through the period. On May 16, 2018, the Group entered into an agreement with Nanjing Xingzhi to purchase Nanjing Xingzhi’s shareholding in XPT NJES at a price of RMB41,773, which approximately the entire principal plus interest accrued so far.

On May 18, 2017, the Group entered into a joint investment agreement with Wuhan Donghu New Technology Development Zone Management Committee (“Wuhan Donghu”) to set up a joint venture entity (the “PE WHJV”). Wuhan Donghu subscribed for RMB384,000 paid in capital in PE WHJV with 49% of the shares. On June 30, 2017, September 29, 2017 and April 16, 2018, Wuhan Donghu injected RMB50,000, RMB100,000 and RMB234,000 in cash to PE WHJV, respectively. Pursuant to the investment agreement, Wuhan Donghu does not have substantive participating rights to PE WHJV, nor is allowed to transfer its equity interest in PE WHJV to other third party. In addition, within five years or when the net assets of PE WHJV is less than RMB550,000, the Group is obligated to purchase from Wuhan Donghu all of its interest in PE WHJV at its investment amount paid plus interest at the current market rate announced by PBOC. As such, the Group consolidates PE WHJV. The investment by Wuhan Donghu is accounted for as a loan because it is only entitled to fixed interest income and subject to repayment within five years or upon the financial covenant violation. As of December 31, 2017 and 2018, nil and RMB17,420 of interest were accrued at the benchmark rate of medium and long-term loan announced by PBOC.